Income Taxes - Summary of Income Tax (Recovery) Expense (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Deferred income tax expense	$ 1,122	$ 702